Note 03 - Assets and liabilities disposed (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets and liabilities disposed
Cash and cash equivalents	€ 2	€ 0	€ 50
All remaining assets	7	2,713	4,619
Total assets disposed	9	2,714	4,669
Total liabilities disposed	€ 79	€ 1,003	€ 6,035